T. ROWE PRICE Georgia Tax-Free Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.7%
GEORGIA 93.3%
Athens-Clarke County Unified Government Water & Sewerage
Revenue, Series 2015, 4.00%, 1/1/34  2,975 2,982
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 800
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/28
(Prerefunded 1/1/24) (1) 2,000 2,002
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/29
(Prerefunded 1/1/24) (1) 1,265 1,266
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33
(Prerefunded 1/1/24) (1) 3,870 3,874
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,604
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/37 (2) 4,000 3,945
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (2) 5,000 4,872
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (2) 7,580 7,325
Atlanta Airport Passenger Fac. Charge, Series E, 5.25%, 7/1/44 (2) 1,750 1,886
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/42  1,435 1,431
Atlanta Dept. of Aviation, Series B, 5.00%, 1/1/33 (Prerefunded
1/1/24) (1) 1,425 1,427
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/52 (2) 2,500 2,592
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/53  3,755 4,027
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/40 (2) 2,995 2,894
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/38 (2) 900 957
Atlanta Dept. of Aviation, Green Bond, Series B-1, 5.00%, 7/1/48  3,250 3,507
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29 (3)(4) 225 101
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (3)(4) 1,555 700
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (3)(4) 550 247
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,027
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 308
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,282
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  4,760 4,841
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  7,795 7,900
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 524

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 637
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (5)(6) 535 518
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (5)(6) 665 609
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (5)(6) 3,775 3,339
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (5)(6) 3,525 3,029
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24  2,880 2,916
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25 (7) 350 357
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (1) 300 313
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 500
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 725
Augusta Airport, Series A, 5.00%, 1/1/30  645 652
Augusta Airport, Series A, 5.00%, 1/1/31  275 278
Augusta Airport, Series A, 5.00%, 1/1/32  550 556
Augusta Airport, Series A, 5.00%, 1/1/34  585 591
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37  3,500 3,517
Bartow County Dev., Georgia Power Plant Bowen, VRDN, 3.65%,
11/1/62 (2) 200 200
Bartow County Dev., Georgia Power Plant Bowen, VRDN, 3.75%,
11/1/62 (2) 1,600 1,600
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  7,050 6,730
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
5.00%, 7/1/39  1,500 1,600
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,075
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.50%, 11/1/52  8,375 8,375
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.65%, 11/1/52 (2) 2,700 2,700
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 279
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/29  500 526
Cherokee County Board of Ed., GO, 5.00%, 8/1/32  1,750 1,831
Cherokee County Water & Sewer Auth., 4.00%, 8/1/53  350 337
Cherokee County Water & Sewer Auth., 5.00%, 8/1/33  1,015 1,062
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,096
Clarke County Classic Center Auth., Classic Center Arena Project,
3.00%, 5/1/61 (8) 2,000 1,451
Clarke County Classic Center Auth., Classic Center Arena Project,
4.00%, 5/1/52 (8) 3,000 2,822
Clarke County Classic Center Auth., Classic Center Arena Project,
Series A, 4.125%, 5/1/54  3,000 2,801

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Clarke County Classic Center Auth., Classic Center Arena Project,
Series A, 4.25%, 5/1/61  1,750 1,648
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/34  1,145 1,171
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/38  1,750 1,774
Cobb County Kennestone Hosp. Auth., WellStar Health, 4.00%,
4/1/52  5,535 4,999
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29 (Prerefunded 1/30/24) (1) 1,000 1,003
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/30 (Prerefunded 1/30/24) (1) 2,200 2,206
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/53 (8) 1,000 1,044
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  1,200 1,262
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  5,150 5,723
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 806
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 575
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 769
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,046
DeKalb County Water & Sewerage, Series B, 5.00%, 10/1/35 (8) 1,980 2,067
DeKalb County Water & Sewerage, Series B, 5.25%, 10/1/32 (8) 4,330 4,572
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  4,390 4,596
Forsyth County School Dist., GO, 5.00%, 2/1/38  2,235 2,369
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  7,430 6,802
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,291
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 5,377
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 3.00%, 4/1/24 (6) 260 258
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (6) 1,000 775
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (6) 1,000 687
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (6) 1,550 1,247
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,526
Gainesville & Hall County Dev Auth., Active Retirement
Communities, Series A, 6.25%, 9/1/52 (6) 1,250 1,060
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 3.00%, 2/15/51  7,665 5,434

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/51  5,500 5,006
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  1,625 1,704
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (6) 250 221
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,750 3,628
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  9,425 7,816
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (6) 1,240 1,028
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/44  5,380 4,687
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/49  4,675 4,645
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  950 943
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,205 2,205
Georgia Housing & Fin. Auth., Series B, 3.25%, 12/1/49  2,500 1,961
Georgia Housing & Fin. Auth., Series B, 5.05%, 12/1/43  1,000 1,059
Georgia Ports Auth., 4.00%, 7/1/46  3,500 3,487
Georgia Ports Auth., 4.00%, 7/1/47  2,675 2,654
Georgia Ports Auth., 4.00%, 7/1/52  4,135 4,001
Georgia Ports Auth., 5.00%, 7/1/47  7,490 8,090
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  1,450 1,467
Georgia State, Series A, GO, 5.00%, 7/1/28  1,000 1,102
Georgia State, Series A, GO, 5.00%, 7/1/41  3,000 3,387
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  1,000 764
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/51  750 569
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/36  1,350 1,403
Gwinnett County School Dist., GO, 5.00%, 2/1/35  2,900 2,975
Lagrange Dev. Auth., Lagrange College Project, 5.00%, 10/15/52  1,200 1,026
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (6) 1,710 1,711
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (6) 1,000 1,002
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
4.00%, 5/15/39  1,320 1,229
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/25  200 202
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/49  2,000 2,018
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/28  3,000 3,176

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
VRDN, 4.00%, 9/1/52 (Tender 12/1/29)  3,000 2,930
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
5.00%, 3/1/24  260 261
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,800 2,794
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  1,575 1,619
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  1,600 1,600
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  2,000 1,985
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 5.00%, 9/1/53 (Tender 9/1/30)  1,950 2,037
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 4.464%, 8/1/48 (Tender
12/1/23)  2,000 2,000
Main Street Natural Gas, Georgia Municipal Gas Auth., Series E-1,
VRDN, 5.00%, 12/1/53 (Tender 6/1/31)  5,000 5,241
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/24  1,225 1,232
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/35  2,570 2,653
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43
(Prerefunded 7/1/25) (1) 5,000 5,154
Metro Atlanta Rapid Transit Auth., Green Bond, Series E-2, 4.00%,
7/1/45  5,000 4,997
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.25%, 7/1/39  1,030 910
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63 (5) 3,435 3,443
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.00%,
1/1/59 (8) 1,050 1,059
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.25%,
7/1/64  2,850 2,969
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
4.00%, 1/1/51  1,100 1,008
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/40  1,000 1,045
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/41  1,190 1,239
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/42  1,000 1,036
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,610 3,642
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/56  2,065 2,088
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/63  3,035 3,061

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/64 (8) 1,500 1,530
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.50%, 7/1/60  5,530 5,559
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24 (9) 1,000 1,003
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 3,117
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35  2,440 2,471
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,105 1,164
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  3,500 3,501
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  5,295 5,340
Private Colleges & Univ. Auth., Emory Univ., Series B, 5.00%,
10/1/38  2,705 2,807
Private Colleges & Univ. Auth., Mercer Univ., 4.00%, 10/1/50  2,000 1,828
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/27  535 569
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  5,000 4,838
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/31  2,115 2,197
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/44  4,370 4,130
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (2)(6) 4,000 3,652
Roswell, Series A, GO, 4.00%, 2/1/53  1,750 1,712
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
4.00%, 7/1/43  5,000 4,697
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 473
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,099
372,286
PUERTO RICO 5.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 2,040 1,061
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 1,508 790
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (6) 745 749
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  63 61
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 301
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,954 1,824

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  700 640
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  733 654
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  403 348
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  428 435
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 708
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  881 931
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  365 393
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (3)(11) 10 2
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (3)(11) 810 202
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (3)
(11) 100 25
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (3)
(11) 15 4
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (3)
(11) 35 9
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)(11) 40 10
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (3)(11) 170 42
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (3)(11) 55 14
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (3)(11) 70 17
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (3)(11) 420 105
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(11) 425 106
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (3)
(11) 75 19
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (3)
(11) 35 9
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (3)(11) 15 4
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (3)(11) 375 94
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (3)(11) 40 10
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)(11) 30 8
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (3)(11) 10 2
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (3)(11) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (3)(11) 175 44
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (3)(11) 40 10
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (3)(11) 140 35
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (3)(11) 40 10
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (3)(11) 15 4
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  500 494

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  446 288
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  182 177
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  5,412 5,108
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,082 4,927
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  591 559
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  261 247
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  860 250
21,735
Total Investments in Securities 98.7%
(Cost $399,567) $ 394,021
Other Assets Less Liabilities 1.3% 4,994
Net Assets 100.0% $ 399,015
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Interest subject to alternative minimum tax.
(3) Non-income producing
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Insured by Build America Mutual Assurance Company
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$19,885 and represents 5.0% of net assets.
(7) Escrowed to maturity
(8) Insured by Assured Guaranty Municipal Corporation
(9) Insured by AMBAC Assurance Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
GO General Obligation
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Georgia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Georgia Tax-Free Bond Fund

Valuation Inputs   On November 30, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F92-054Q3 11/23